Related parties - Balances with the related parties (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets:
Assets		₩ 648,152,185	₩ 605,234,104
Liabilities:
Liabilities		598,613,763	558,877,246
BNP Paribas Cardif Life Insurance
Assets:
Credit card loans		87	81
Other non-current assets		61	76
Liabilities:
Deposits		14,870	13,941
Partners 4th Growth Investment Fund
Liabilities:
Deposits		10,096	2,802
BNP Paribas Cardif General Insurance
Assets:
Credit card loans		24	21
Allowances for credit loss		(2)	0
Liabilities:
Provisions		4	0
Deposits		1,455	41
Dream High Fund III
Liabilities:
Deposits		4	4
Credian Healthcare Private Equity Fund II
Liabilities:
Deposits	[1]	0	2
KDBC Midas Dong-A Snowball Venture Fund II
Liabilities:
Deposits		350	1,739
Eum Private Equity Fund No.3
Liabilities:
Deposits	[1]	0	20
Incorporated association Finance Saving Information Center
Liabilities:
Deposits		16	7
Nomura investment property trust No.19
Assets:
Other non-current assets		0	44
Loans		11,880	11,976
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Assets:
Other non-current assets		345	1,160
Korea Finance Security
Liabilities:
Deposits		457	568
SHINHAN-CORE TREND GLOBAL FUND 1
Liabilities:
Unearned revenue		17	16
Hermes Private Investment Equity Fund
Liabilities:
Deposits		246	352
Korea Credit Bureau
Liabilities:
Deposits		1,394	2,088
Goduck Gangil1 PFV Co., Ltd
Assets:
Allowances for credit loss		(52)	(71)
Loans		12,000	24,000
SBC PFV Co., Ltd
Liabilities:
Deposits		33,278	8,011
Sprott Global Renewable Private Equity Fund I
Liabilities:
Deposits		176	258
IMM Global Private Equity Fund
Assets:
Allowances for credit loss		(3)	(2)
Loans		800	800
Liabilities:
Deposits		21,543	10,820
Goduck Gangil10 PFV Co., Ltd
Assets:
Allowances for credit loss		(24)	(19)
Loans		7,600	9,400
Liabilities:
Deposits		72,740	2,718
Shinhan Global Healthcare Fund 2
Liabilities:
Deposits		1	1
One Shinhan Global Fund 1
Liabilities:
Unearned revenue		104	122
IGIS PRIVATE REAL ESTATE TRUST NO.331
Assets:
Accrued income	[1]		121
Account receivables	[1]	0
Loans	[1]	0	9,919
Liabilities:
Unearned revenue	[1]	0	22
COSPEC BIM tech
Assets:
Allowances for credit loss	[1]	0	(95)
Loans	[1]	0	151
Liabilities:
Deposits	[1]	0	1
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Liabilities:
Deposits		23	117
EDNCENTRAL Co.,Ltd.
Assets:
Accrued income		9	9
Loans		19,739	19,450
Liabilities:
Unearned revenue		40	578
Deposits		1	0
KoFC-Neoplux R&D-Biz Creation 2013-1 Investment
Assets:
Account receivables	[1]	0	2,823
Future-Creation Neoplux Venture Capital Fund
Assets:
Account receivables	[1]	3,919	4,137
Neoplux Market-Frontier Secondary Fund
Assets:
Account receivables	[1]	954	1,630
Gyeonggi-Neoplux Superman Fund
Assets:
Account receivables	[1]	620	186
Shinhan-Neoplux Energy Newbiz Fund
Assets:
Account receivables	[1]	1,002	25
SHINHAN-NEO Core Industrial Technology Fund
Assets:
Account receivables	[1]	0	3
KTC-NP Growth Champ 2011-2 Private Equity Fund
Assets:
Account receivables	[1]	4,512	4,528
Neoplux No.3 Private Equity Fund
Assets:
Account receivables		662	748
NV Station Private Equity Fund
Liabilities:
Deposits		41	100
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Liabilities:
Unearned revenue		0	76
IGIS Private Real Estate Investment Trust 286
Assets:
Other non-current assets	[1]	0	436
Genesis North America Power Company No.1 PEF
Assets:
Other non-current assets		0	2,171
Korea Digital Asset Custody
Liabilities:
Deposits		526	0
SW-N Fund
Liabilities:
Deposits		115	0
Shinhan Smilegate Global PEF I
Liabilities:
Unearned revenue		49	0
WaveTechnology co.Ltd
Liabilities:
Deposits		99	0
SHINHAN-NEO Market-Frontier 2nd Fund
Assets:
Account receivables		513	0
iPIXEL Co.,Ltd.
Assets:
Loans		55	0
Liabilities:
Deposits		651	0
CJL No.1 Private Equity Fund
Liabilities:
Deposits		779	0
Nova New Technology Investment Fund No.1
Liabilities:
Deposits		357	0
Key management personnel and their immediate relatives:
Assets:
Loans		6,149	5,144
Assets		70,850	98,852
Liabilities:
Liabilities		₩ 159,432	₩ 44,404

[1]	Excluded from the associates due to disposal and liquidation for the year ended December 31, 2021.